Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Leases
Right-of-use assets	$ 289,229	$ 2,258,388	$ 2,957,515
Operating lease liabilities - current	180,071	1,406,045	1,392,826
Operating lease liabilities - non-current	$ 109,159	$ 852,343	$ 1,570,307
Weighted average remaining lease term	1 year 7 months 2 days	1 year 7 months 2 days	2 years 29 days
Weighted average discount rate	4.88%	4.88%	4.84%